Notes on the Consolidated Balance Sheet (Details 5) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Consolidated Balance Sheet [Abstract]
Cash including petty cash	€ 2	€ 3
Bank	8,212	8,061
Total cash and cash equivalents	€ 8,214	€ 8,064	€ 2,987	€ 1,940